Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2011
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2011
Champlain Mid Cap Fund (First Prospectus Summary) | Champlain Mid Cap Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIPMX
Champlain Small Company Fund (Prospectus Summary) | Champlain Small Company Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIPSX
Champlain Mid Cap Fund (Second Prospectus Summary) | Champlain Mid Cap Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIPIX
Clear River Fund (Prospectus Summary) | Clear River Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLRVX
Frost Core Growth Equity Fund (First Prospectus Summary) | Frost Core Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FACEX
Frost Dividend Value Equity Fund (First Prospectus Summary) | Frost Dividend Value Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FADVX
Frost Strategic Balanced Fund (First Prospectus Summary) | Frost Strategic Balanced Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FASTX
Frost Kempner Multi-Cap Deep Value Equity Fund (First Prospectus Summary) | Frost Kempner Multi-Cap Deep Value Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FAKDX
Frost Small Cap Equity Fund (First Prospectus Summary) | Frost Small Cap Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FAHMX
Frost International Equity Fund (First Prospectus Summary) | Frost International Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FANTX
Frost Low Duration Bond Fund (First Prospectus Summary) | Frost Low Duration Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FADLX
Frost Total Return Bond Fund (First Prospectus Summary) | Frost Total Return Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FATRX
Frost Municipal Bond Fund (First Prospectus Summary) | Frost Municipal Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FAUMX
Frost Low Duration Municipal Bond Fund (First Prospectus Summary) | Frost Low Duration Municipal Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FALMX
Frost Diversified Strategies Fund (Prospectus Summary) | Frost Diversified Strategies Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FDSFX
Frost Natural Resources Fund (First Prospectus Summary) | Frost Natural Resources Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNATX
Frost Core Growth Equity Fund (Second Prospectus Summary) | Frost Core Growth Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FICEX
Frost Dividend Value Equity Fund (Second Prospectus Summary) | Frost Dividend Value Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIDVX
Frost Strategic Balanced Fund (Second Prospectus Summary) | Frost Strategic Balanced Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIBTX
Frost Kempner Multi-Cap Deep Value Equity Fund (Second Prospectus Summary) | Frost Kempner Multi-Cap Deep Value Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIKDX
Frost Small Cap Equity Fund (Second Prospectus Summary) | Frost Small Cap Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIHSX
Frost International Equity Fund (Second Prospectus Summary) | Frost International Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FITNX
Frost Low Duration Bond Fund (Second Prospectus Summary) | Frost Low Duration Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FILDX
Frost Total Return Bond Fund (Second Prospectus Summary) | Frost Total Return Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIJEX
Frost Municipal Bond Fund (Second Prospectus Summary) | Frost Municipal Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIMUX
Frost Low Duration Municipal Bond Fund (Second Prospectus Summary) | Frost Low Duration Municipal Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FILMX
Frost Kempner Treasury and Income Fund (Second Prospectus Summary) | Frost Kempner Treasury and Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIKTX
Frost LKCM Multi-Cap Equity Fund (Second Prospectus Summary) | Frost LKCM Multi-Cap Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FILKX
Frost LKCM Small-Mid Cap Equity Fund (Second Prospectus Summary) | Frost LKCM Small-Mid Cap Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIKSX
Frost Natural Resources Fund (Second Prospectus Summary) | Frost Natural Resources Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FRNFX
GRT Absolute Return Fund (Prospectus Summary) | GRT Absolute Return Fund | Advisor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRTHX
GRT Value Fund (Prospectus Summary) | GRT Value Fund | Advisor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRTVX
Reaves Select Research Fund (First Prospectus Summary) | Reaves Select Research Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSRAX
Reaves Select Research Fund (Second Prospectus Summary) | Reaves Select Research Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSRFX